Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of Stockholders' Equity [Abstract]
Cash dividends of per common share	$ 0.40	$ 0.40